INCOME TAX EXPENSE - Movements of deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 437.2	$ 296.9
Recognized in the statement of operations	112.2	143.9
Recognized in OCI	(5.3)	(3.6)
Other	(0.4)
Balance at the end of the period	543.7	437.2
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	7,258.9	6,490.3
Deductible temporary differences	775.7	736.7
Tax losses	467.6	$ 469.6
Canada | 2027 - 2044
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1,352.8
United States | 2025-2026 & No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	259.0
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	133.3
Brazil | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1.7
Mauritania | 2025 - 2029
Non-capital losses that can be applied against future taxable profit
Unused tax losses	13.1
Luxembourg | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	31.0
Other. | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 52.2